Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company's Balance Sheet Components
The following table presents material balance sheet component balances (in thousands):

	March 31, 2019	December 31, 2018
Prepaid expenses and other current assets
Prepaid expenses	$12,984	$7,183
Deposits	1,353	904
Other	791	3,362
Total prepaid expenses and other current assets	$15,128	$11,449
Capitalized contract costs
Capitalized contract costs	$2,445,784	$2,361,795
Accumulated amortization	(1,352,919)	(1,246,020)
Capitalized contract costs, net	$1,092,865	$1,115,775
Long-term notes receivables and other assets
RIC receivables, gross	$137,884	$143,065
RIC deferred interest	(29,612)	(34,164)
Security deposits	7,126	6,586
Investments	6,099	3,865
Other	299	467
Total long-term notes receivables and other assets, net	$121,796	$119,819
Accrued payroll and commissions
Accrued commissions	$11,432	$28,726
Accrued payroll	25,849	36,753
Total accrued payroll and commissions	$37,281	$65,479
Accrued expenses and other current liabilities
Accrued interest payable	$55,157	$28,885
Current portion of derivative liability	70,137	67,710
Service warranty accrual	8,825	8,813
Current portion of notes payable	8,100	8,100
Loss contingencies	2,131	3,131
Other	14,647	20,076
Total accrued expenses and other current liabilities	$158,997	$136,715

The following table presents material balance sheet component balances as of December 31, 2018 and December 31, 2017 (in thousands):

	December 31,
	2018	2017
Prepaid expenses and other current assets
Prepaid expenses	$7,183	$8,000
Deposits	904	1,596
Other	3,362	6,554
Total prepaid expenses and other current assets	$11,449	$16,150
Capitalized contract costs
Capitalized contract costs	$2,361,795	$—
Accumulated amortization	(1,246,020)	—
Capitalized contract costs, net	$1,115,775	$—
Subscriber acquisition costs
Subscriber acquisition costs	$—	$1,837,388
Accumulated amortization	—	(528,830)
Subscriber acquisition costs, net	$—	$1,308,558
Long-term notes receivables and other assets
RIC receivables, gross	$143,065	$114,556
RIC deferred interest	(34,164)	(36,049)
Security deposits	6,586	6,427
Investments	3,865	3,429
Other	467	360
Total long-term notes receivables and other assets, net	$119,819	$88,723
Accrued payroll and commissions
Accrued payroll	$36,753	$30,267
Accrued commissions	28,726	27,485
Total accrued payroll and commissions	$65,479	$57,752
Accrued expenses and other current liabilities
Accrued interest payable	$28,885	$28,737
Current portion of derivative liability	67,710	25,473
Service warranty accrual	8,813	—
Current portion of notes payable	8,100	—
Blackstone monitoring fee, a related party	4,793	933
Accrued taxes	5,351	4,585
Spectrum license obligation	—	3,861
Accrued payroll taxes and withholdings	5,097	3,185
Loss contingencies	3,131	2,156
Other	4,835	5,391
Total accrued expenses and other current liabilities	$136,715	$74,321